Significant Accounting Policies - Summary of Revenue from Contracts with Customers (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 226,740	$ 194,804	$ 183,615
Sale of products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	226,222	193,899	181,520
Services rendered
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	15	321	327
Other operating revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 503	$ 584	$ 1,768